Fair value measurement of financial instruments - Narrative (Details) - Recurring fair value measurement - EUR (€) € in Thousands	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Mar. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	€ 7,567	€ 7,567			€ 4,294
Warrants
Disclosure of fair value measurement of liabilities [line items]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	(100)	1,400
Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,622	3,622			3,309
Level 3 of fair value hierarchy | - Other investments
Disclosure of fair value measurement of liabilities [line items]
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, assets	(2,995)	(4,995)	€ (3,000)
Level 3 of fair value hierarchy | - Put options liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,620	3,620		€ 3,454	€ 3,309
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	113	222
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	(200)	(300)
ZigZag | Level 3 of fair value hierarchy | - Put options liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,600	1,600
Yocuda | Level 3 of fair value hierarchy | - Put options liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	2,000	2,000
Senior Security Term Loan | Long-term borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	€ 574,500	€ 574,500